CONVERTIBLE DEBENTURE (Details) $ / shares in Units, ₫ in Millions	Dec. 29, 2023 USD ($) item D $ / shares	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)	[1]
INTEREST-BEARING LOANS AND BORROWINGS
Convertible debenture		₫ 1,299,472	$ 53,564,386	₫ 1,190,475
Convertible Debenture
INTEREST-BEARING LOANS AND BORROWINGS
Total issuance value	$ 50,000,000
Convertible debenture	$ 48,750,000
Short-term loans, interest rate	4.00%
Conversion Price (in dollar per share) | $ / shares	$ 10
Scheduled trading days' | D	10
Principal amount being redeemed (as a percent)	5.00%
Convertible Debenture | Breach of Registration Rights
INTEREST-BEARING LOANS AND BORROWINGS
Accrued interest per annum	8.00%
Convertible Debenture | Default, Without Duplication of Specified Additional Interest
INTEREST-BEARING LOANS AND BORROWINGS
Accrued interest per annum	15.00%
Convertible Debenture | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Ordinary shares issuable upon the conversion | item	5,100,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).